Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 13,635	€ 13,153
Current	1,692	1,902
Non-current	11,943	11,251
Fair value of borrowings	14,035	13,545
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	2,280	2,386
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 11,355	€ 10,766